WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Warrant Liability
Schedule of Change in Warrant Liability
A reconciliation of the changes in the warrant liability during the year is as follows:

	December 31,	December 31,
	2017	2016
Balance at beginning of the year	$1,629,797	$-
Warrants issued during the year	-	1,637,887
Fair value adjustment	(563,466)	(8,197)
Effect of movement in exchange rates	94,778	107
Balance at end of the year	$1,161,109	$1,629,797

Continuity of derivative warrants during the year is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2016	1,033,059	$2.87
Issued	3,602,215	$1.99
Warrants outstanding and exercisable, December 31, 2016	4,635,274	$2.19
Expired	(1,033,059)	$2.87
Warrants outstanding and exercisable, December 31, 2017	3,602,215	$1.99

Schedule of Warrants Outstanding and Exercisable

	Exercise Price	Warrants Outstanding and Exercisable
Expiry Date	per Share	December 31, 2017	December 31, 2016	January 1, 2016
February 25, 2017	$2.87	-	1,033,059	1,033,059
March 14, 2019	$1.00	40,000	40,000	-
November 28, 2019	$2.00	3,562,215	3,562,215	-
		3,602,215	4,635,274	1,033,059

Schedule of Fair Value of Warrant Liability
	December 31, 2017	December 31, 2016	January 1, 2016
Weighted average assumptions:
Risk-free interest rate	1.66%	0.67%	0.48%
Expected dividend yield	0%	0%	0%
Expected option life (years)	1.90	2.29	1.14
Expected stock price volatility	65.69%	72.66%	46.02%
Weighted average fair value	$0.32	$0.35	$0.00